Accounts Receivable, Net	12 Months Ended
Jul. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of July 31,
	2026	2025
Accounts receivable	$1,688,806	$1,410,083
Allowance for credit losses	—	—
Accounts receivable, net	$1,688,806	$1,410,083

The Group’s accounts receivable are presented net of allowance for credit losses and are primarily in-transit payments due from payment processing companies for in-game purchases made by gamers. Accounts receivable is recognized in the period when the Group has unconditional right to consideration for services provided to its customers.